Vanguard Variable Insurance Funds—Equity Income Portfolio
Supplement Dated April 29, 2021, to the Prospectus and Summary Prospectus Dated April 29, 2021
Important Change to Vanguard Variable Insurance Funds—Equity Income Portfolio

As previously announced, James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard’s portion of Vanguard Variable Insurance Funds–Equity Income Portfolio (the Portfolio).
Binbin Guo and Sharon Hill, who currently serve as portfolio managers with Mr. Stetler, will remain portfolio managers of Vanguard’s portion of the Portfolio upon Mr. Stetler’s retirement. The Portfolio’s investment objective, strategies, and policies will remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 108A 042021

Vanguard Variable Insurance Funds—Small Company Growth Portfolio
Supplement Dated April 29, 2021, to the Prospectus and Summary Prospectus Dated April 29, 2021
Important Change to Vanguard Variable Insurance Funds—Small Company Growth Portfolio

As previously announced, James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard’s portion of Vanguard Variable Insurance Funds–Small Company Growth Portfolio (the Portfolio).
Binbin Guo and Cesar Orosco, who currently serve as portfolio managers with Mr. Stetler, will remain portfolio managers of Vanguard’s portion of the Portfolio upon Mr. Stetler’s retirement. The Portfolio’s investment objective, strategies, and policies will remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 161A 042021

Vanguard Variable Insurance Funds

Supplement Dated April 29, 2021, to the Statement of Additional Information Dated April 29, 2021

Important Changes to Vanguard Variable Insurance Funds—Small Company Growth Portfolio (the Small Company Growth Portfolio) and Vanguard Variable Insurance Funds—Equity Income Portfolio (the Equity Income Portfolio)
As previously announced, James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard’s portion of the Small Company Growth Portfolio and for Vanguard’s portion of the Equity Income Portfolio.
Binbin Guo and Cesar Orosco, who currently serve as portfolio managers with Mr. Stetler, will remain portfolio managers of Vanguard’s portion of the Small Company Growth Portfolio upon Mr. Stetler’s retirement. The Small Company Growth Portfolio’s investment objective, strategies, and policies will remain unchanged.
Binbin Guo and Sharon Hill, who currently serve as portfolio managers with Mr. Stetler, will remain portfolio managers of Vanguard’s portion of the Equity Income Portfolio upon Mr. Stetler’s retirement. The Equity Income Portfolio’s investment objective, strategies, and policies will remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064F 042021